Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) ₨ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Balance at the beginning of the year		₨ 1,716	$ 20	₨ 7,711
Recognition of contract assets		933	11	4,153
Unwinding of contract assets		183	2	530
Balance at the end of the year		2,832	33	1,716
Non-current		2,724		1,500	$ 32
Current		108		216	$ 1
BOOM Model
Disclosure of detailed information about service concession arrangements [line items]
Derecognition of contract asset for BOOM projects	₨ (10,583)	₨ 0	$ 0	₨ (10,678)